--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-17
    Statement of Operations.............................................      18
    Statements of Changes in Net Assets.................................      19
    Financial Highlights................................................      20
    Notes to Financial Statements.......................................   21-22
    Report of Independent Accountants...................................      23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
Emerging Markets Portfolio II vs.
MSCI Emerging Markets Free Index
September 1997-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Emerging Markets Portfolio                                      MSCI Emerging Markets Free Equal-Weighted
Growth of $10,000              II              MSCI Emerging Markets Free Index                      Index

                                       $9,950                           $10,000                                        $10,000
Sep-97                                $10,366                           $10,261                                        $10,467
Oct-97                                 $8,848                            $8,569                                         $8,792
Nov-97                                 $8,432                            $8,251                                         $8,316
Dec-97                                 $8,373                            $8,431                                         $7,896
Jan-98                                 $8,226                            $7,763                                         $7,997
Feb-98                                 $9,021                            $8,569                                         $9,011
Mar-98                                 $9,350                            $8,912                                         $9,347
Apr-98                                 $9,202                            $8,798                                         $9,139
May-98                                 $8,147                            $7,565                                         $7,793
Jun-98                                 $7,432                            $6,756                                         $6,978
Jul-98                                 $7,738                            $6,946                                         $7,393
Aug-98                                 $5,787                            $4,912                                         $5,435
Sep-98                                 $5,809                            $5,210                                         $5,527
Oct-98                                 $6,763                            $5,752                                         $6,542
Nov-98                                 $7,455                            $6,224                                         $7,472

Annualized
Total Return        One          From
(%)                Year     September 1997
-------------------------------------------
                  -12.04        -20.94

- The portfolio invests in the Emerging Markets Series of the DFA Investment Trust Company which in turn provides access to non-U.S. large companies in "emerging market" countries including Argentina, Brazil, Chile, Greece, Indonesia, Israel, Malaysia, Mexico, Philippines, Portugal, South Korea, Thailand, and Turkey.

- The portfolio's returns in fiscal 1998 reflected the performance of an equally-weighted emerging markets country portfolio.

- The MSCI Emerging Markets Free Index is a more widely recognized and more broadly based securities index than the MSCI Emerging Markets Free Equal-Weighted Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company
  (Cost $9,846)++ at Value.................................................................  $   6,318
Receivable from Sponsor....................................................................          8
Receivable for Fund Share..................................................................         13
Prepaid Expenses and Other Assets..........................................................         32
                                                                                             ---------
    Total Assets...........................................................................      6,371
                                                                                             ---------

LIABILITIES:
Payable for Investment Securities Purchased................................................         13
Accrued Expenses and Other Liabilities.....................................................         21
                                                                                             ---------
    Total Liabilities......................................................................         34
                                                                                             ---------

NET ASSETS.................................................................................  $   6,337
                                                                                             ---------
                                                                                             ---------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000).................................................................    964,129
                                                                                             ---------
                                                                                             ---------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................  $    6.57
                                                                                             ---------
                                                                                             ---------

NET ASSETS CONSIST OF:
Paid-In Capital............................................................................  $  11,056
Accumulated Net Investment Loss............................................................         (5)
Accumulated Net Realized Loss..............................................................     (1,171)
Accumulated Net Realized Foreign Exchange Loss.............................................        (15)
Unrealized Depreciation of Investment Securities...........................................     (3,528)
                                                                                             ---------
    Total Net Assets.......................................................................  $   6,337
                                                                                             ---------
                                                                                             ---------

--------------

++ The cost for federal income tax purposes is $10,055.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from The DFA Investment Trust Company..........................  $     136
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         32
    Accounting & Transfer Agent Fees.....................................................         26
    Legal Fees...........................................................................         --
    Filing Fees..........................................................................          6
    Shareholders' Reports................................................................         15
    Organization Costs...................................................................          7
    Other................................................................................          2
                                                                                           ---------
        Total Expenses...................................................................         88
    Less: Fees Waived....................................................................        (32)
                                                                                           ---------
        Net Expenses.....................................................................         56
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         80
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................     (1,170)

Net Realized Loss on Foreign Currency Transactions.......................................        (15)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................................       (334)
    Translation of Foreign Currency Denominated Amounts..................................          1
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................     (1,518)
                                                                                           ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $  (1,438)
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                   YEAR
                                                                                                   ENDED    AUG. 15 TO
                                                                                                 NOV. 30,    NOV. 30,
                                                                                                   1998        1997
                                                                                                 ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)...............................................................  $      80  $       (7)
    Net Realized Gain (Loss) on Investment Securities..........................................     (1,170)          1
    Net Realized Loss on Foreign Currency Transactions.........................................        (15)         (4)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities..................................................................       (334)     (3,194)
        Translation of Foreign Currency Denominated Amounts....................................          1          (1)
                                                                                                 ---------  ----------
        Net Decrease in Net Assets Resulting from Operations...................................     (1,438)     (3,205)
                                                                                                 ---------  ----------

Distributions From:
    Net Investment Income......................................................................        (74)         --
    Net Realized Gains.........................................................................         (2)         --
                                                                                                 ---------  ----------
        Total Distributions....................................................................        (76)         --
                                                                                                 ---------  ----------
Capital Share Transactions (1):
    Shares Issued..............................................................................      1,745      13,077
    Shares Issued in Lieu of Cash Distributions................................................         76          --
    Shares Redeemed............................................................................     (2,925)     (1,058)
                                                                                                 ---------  ----------
        Net Increase (Decrease) From Capital Share Transactions................................     (1,104)     12,019
                                                                                                 ---------  ----------
Capital Contribution from Sponsor..............................................................         97          44
                                                                                                 ---------  ----------
        Total Increase (Decrease)..............................................................     (2,521)      8,858
NET ASSETS
    Beginning of Period........................................................................      8,858          --
                                                                                                 ---------  ----------
    End of Period..............................................................................  $   6,337  $    8,858
                                                                                                 ---------  ----------
                                                                                                 ---------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..............................................................................        243       1,305
    Shares Issued in Lieu of Cash Distributions................................................         11          --
    Shares Redeemed............................................................................       (471)       (124)
                                                                                                 ---------  ----------
                                                                                                      (217)      1,181
                                                                                                 ---------  ----------
                                                                                                 ---------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       YEAR ENDED     AUG. 15 TO
                                        NOV. 30,       NOV. 30,
                                          1998           1997
                                       ----------     ----------
Net Asset Value, Beginning of
  Period...........................    $     7.50     $    10.00
                                       ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............          0.07          (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         (0.94)         (2.49)
                                       ----------     ----------
  Total from Investment
    Operations.....................         (0.87)         (2.50)
                                       ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............         (0.06)            --
  Net Realized Gains...............            --             --
                                       ----------     ----------
  Total Distributions..............         (0.06)            --
                                       ----------     ----------
Net Asset Value, End of Period.....    $     6.57     $     7.50
                                       ----------     ----------
                                       ----------     ----------
Total Return.......................          9.76%        (25.00)%#

Net Assets, End of Period
  (thousands)......................    $    6,337     $    8,858
Ratio of Expenses to Average Net
  Assets (1).......................          0.69%(a)       1.35%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............          1.00%(a)      (0.20)%*(a)
Portfolio Turnover Rate............           N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................          9.76%          0.54%(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the periods ended November 30, 1998 and November 30, 1997 would have been 1.09% and 1.75% and the ratio of net investment income to average net assets for the periods ended November 30, 1998 and November 30, 1997 would have been 0.60% and (0.60)%. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Items calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 27% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   1,474
Gross Unrealized Depreciation............................     (5,211)
                                                           ---------
Net......................................................  $  (3,737)
                                                           ---------
                                                           ---------

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,045,220, which expires on November 30, 2006.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., Emerging Markets Portfolio II, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., Emerging Markets Portfolio II at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
Emerging Markets Series vs.
MSCI Emerging Markets Free Index
May 1994-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Emerging Markets                                         MSCI Emerging Markets Free Equal-Weighted
Growth of $10,000          Series          MSCI Emerging Markets Free Index                      Index

                                   $9,850                           $10,000                                        $10,000
May-94                            $10,175                           $10,320                                        $10,456
Jun-94                            $10,057                           $10,018                                        $10,170
Jul-94                            $10,805                           $10,635                                        $10,928
Aug-94                            $11,780                           $11,942                                        $12,247
Sep-94                            $11,908                           $12,066                                        $12,316
Oct-94                            $11,564                           $11,832                                        $12,126
Nov-94                            $11,200                           $11,204                                        $11,594
Dec-94                            $10,392                           $10,296                                        $10,722
Jan-95                             $9,427                            $9,194                                         $9,530
Feb-95                             $9,378                            $8,950                                         $9,352
Mar-95                             $9,791                            $8,985                                         $9,719
Apr-95                            $10,274                            $9,371                                        $10,340
May-95                            $11,003                            $9,844                                        $11,054
Jun-95                            $11,072                            $9,853                                        $11,012
Jul-95                            $11,515                           $10,059                                        $11,368
Aug-95                            $11,082                            $9,809                                        $10,815
Sep-95                            $10,875                            $9,749                                        $10,637
Oct-95                            $10,510                            $9,367                                        $10,226
Nov-95                            $10,466                            $9,191                                        $10,090
Dec-95                            $10,783                            $9,581                                        $10,517
Jan-96                            $11,947                           $10,253                                        $11,591
Feb-96                            $11,698                           $10,073                                        $11,438
Mar-96                            $11,798                           $10,133                                        $11,510
Apr-96                            $12,136                           $10,502                                        $11,845
May-96                            $12,136                           $10,429                                        $11,941
Jun-96                            $12,236                           $10,472                                        $12,105
Jul-96                            $11,191                            $9,738                                        $11,107
Aug-96                            $11,509                            $9,973                                        $11,456
Sep-96                            $11,757                           $10,045                                        $11,746
Oct-96                            $11,499                            $9,770                                        $11,436
Nov-96                            $11,907                            $9,922                                        $11,940
Dec-96                            $12,066                            $9,954                                        $12,123
Jan-97                            $13,300                           $10,624                                        $13,532
Feb-97                            $13,469                           $11,072                                        $13,705
Mar-97                            $13,090                           $10,754                                        $13,339
Apr-97                            $12,582                           $10,735                                        $12,812
May-97                            $13,209                           $11,014                                        $13,408
Jun-97                            $13,756                           $11,580                                        $13,750
Jul-97                            $13,775                           $11,729                                        $13,777
Aug-97                            $11,766                           $10,223                                        $11,545
Sep-97                            $12,254                           $10,490                                        $12,084
Oct-97                            $10,444                            $8,760                                        $10,151
Nov-97                             $9,897                            $8,435                                         $9,601
Dec-97                             $9,817                            $8,619                                         $9,116
Jan-98                             $9,639                            $7,936                                         $9,233
Feb-98                            $10,583                            $8,760                                        $10,403
Mar-98                            $10,952                            $9,111                                        $10,791
Apr-98                            $10,783                            $8,994                                        $10,552
May-98                             $9,540                            $7,734                                         $8,997
Jun-98                             $8,694                            $6,907                                         $8,056
Jul-98                             $9,053                            $7,101                                         $8,536
Aug-98                             $6,765                            $5,022                                         $6,275
Sep-98                             $6,775                            $5,326                                         $6,381
Oct-98                             $7,880                            $5,880                                         $7,553
Nov-98                             $8,675                            $6,363                                         $8,627

Annualized
Total Return        One       From
(%)                Year     May 1994
-------------------------------------
                  -12.78      -3.05

- The series provides access to non-U.S. large companies in "emerging market" countries including Argentina, Brazil, Chile, Greece, Indonesia, Israel, Malaysia, Mexico, Philippines, Portugal, South Korea, Thailand, and Turkey.

- The series' returns in fiscal 1998 reflected the performance of an equally-weighted emerging markets country portfolio.

- The MSCI Emerging Markets Free Index is a more widely recognized and more broadly based securities index than the MSCI Emerging Markets Free Equal-Weighted Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
PORTUGAL -- (13.9%)
COMMON STOCKS -- (13.9%)
 BCP (Banco Comercial Portugues SA)....................       187,257  $  5,722,295
 Banco Espirito Santo e Comercial de Lisboa............       128,392     3,992,327
 Banco Pinto & Sotto Mayor SA..........................       237,886     4,350,141
 Cimpor Cimentos de Portugal SA........................        28,685       909,986
 *Companhia de Seguros Mundial Confianca SA............        50,700     1,663,637
 Companhia de Seguros Tranquilidade SA.................        20,500       670,900
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        15,000       217,122
 EFACEC (Empresa Fabril de Maquinas Electricas)........        10,500       103,120
 Engil Sociedade Gestora de Participacoes Sociais SA...        16,852       114,676
 *Filmes Lusomundo SA..................................         8,300       103,627
 *Inapa Inv Part Ges Baby Shs..........................        14,866       145,012
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        26,162     1,148,288
 Investimentos Participacoes e Gestao SA Inapa.........        22,300       220,421
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        78,595     3,866,181
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        90,395
 Mague-Gestao e Participacoes SA.......................         5,200       172,399
 Modelo Continente SGPS SA.............................        39,000       961,477
 *Modelo Continente SGPS SA Issue 98...................        39,000       934,488
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        40,200       258,719
 Portugal Telecom SA...................................        66,928     2,915,567
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       217,936
 *Sociedad Construcoes Soares da Costa SA..............         9,730        43,206
 Sociedade de Investimento e Gestao SGPS SA............        24,700       508,514
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        32,483       453,325
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        41,700     1,972,396
 Uniceruniao Cervejeira SA.............................        20,400       465,280
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,683,900)...................................                  32,221,435
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sociedad Construcoes Soares da Costa SA Rights
   12/31/98
   (Cost $0)...........................................         9,730        34,565
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Portuguese Escudos (Cost $4,739).....................                $      4,919
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $14,688,639)...................................                  32,260,919
                                                                       ------------
PHILIPPINES -- (10.9%)
COMMON STOCKS -- (10.9%)
 *Aboitiz Equity Ventures, Inc.........................     7,014,400       299,090
 Ayala Corp............................................     4,140,000     1,313,448
 Ayala Land, Inc.......................................    10,952,980     3,405,423
 Bacnotan Consolidated
   Industries, Inc.....................................        54,567        58,168
 *Belle Corp...........................................     4,916,000       318,167
 *C & P Homes, Inc.....................................    10,306,500       324,366
 *Centennial City, Inc.................................     3,285,000        40,020
 Cosmos Bottling Corp..................................     3,778,000       364,375
 Far East Bank and Trust Co. (Foreign).................     1,082,200     1,084,944
 *Fil-Estate Land, Inc.................................     1,252,000        30,823
 *Filinvest Land, Inc..................................     9,822,000       835,117
 Guoco Holdings (Philippines), Inc.....................     1,080,000        22,751
 *International Container Terminal Services, Inc.......     1,059,750        94,140
 Ionics Circuits, Inc..................................     1,040,850       330,218
 *La Tondena Distillers, Inc...........................       693,200       422,253
 *Megaworld Properties & Holdings, Inc.................     1,695,000        32,265
 *Metro Pacific Corp...................................     6,173,860       310,259
 Metropolitan Bank & Trust Co..........................       537,445     3,785,295
 *Mondragon International
   Philippines, Inc....................................       408,840         5,811
 *Petron Corp..........................................    19,893,000     2,448,751
 Philippine Long Distance
   Telephone Co........................................       141,940     3,710,605
 *Philippine National Bank.............................       259,975       339,814
 *Philippine Savings Bank..............................       125,000        61,865
 *Pilipino Telephone Corp..............................       628,500        89,330
 RFM Corp..............................................     4,158,000       601,537
 *Republic Glass Holding Corp..........................       331,250         6,137
 SM Prime Holdings, Inc................................    22,614,000     4,247,289
 *Security Bank Corp...................................       167,007        70,999
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        45,617
 *Union Bank of the Philippines........................       606,500       238,597
 Universal Robina Corp.................................     2,871,000       269,611
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,649,293)...................................                  25,207,085
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *RFM Corp. (Cost $31,501).............................       177,090        23,597
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,680,794)...................................                  25,230,682
                                                                       ------------
THAILAND -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         1,818
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       784,725
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     3,450,164

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400  $        820
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         3,823
 BEC World Public Co., Ltd. (Foreign)..................       132,700       830,753
 *Bangkok Bank of Commerce
   Public Co., Ltd. (Foreign)..........................         7,647             0
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     2,229,597
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         9,753
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................           733            53
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         3,640
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000         1,219
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870        10,517
 Bank of Ayudhya Public Co., Ltd. (Foreign)............     1,576,500       502,209
 *Banpu Public Co., Ltd. (Foreign).....................        26,800        50,482
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        21,823
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        86,300       131,482
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           157
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       302,300     1,582,678
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933        10,517
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550       129,620
 *First City Investment Public Co., Ltd. (Foreign).....        44,200           245
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           137
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300        10,132
 Grammy Entertainment Public Co., Ltd. (Foreign).......        86,500       436,094
 *Hana Microelectronics Co., Ltd. (Foreign)............       166,000       413,850
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         9,141
 *ITF Finance and Securities Public Co., Ltd...........         8,025           534
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         6,166
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         9,211
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           294
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            25
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         3,510
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300         2,904
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     5,663,147
 *Land and House Public Co., Ltd. (Foreign)............         2,065         1,530
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925  $        381
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,260
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500         2,163
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........        96,201        14,657
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700        11,743
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,707
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        26,642
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,285
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            80
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000            66
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050         2,309
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         4,288
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,278
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         1,779
 *Saha-Union Public Co. Ltd. (Foreign).................        48,700        23,945
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,597
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,332
 *Serm Suk Public Co., Ltd. (Foreign)..................         1,000         5,332
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       290,500     1,231,204
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       565,429
 *Siam City Bank Public Co., Ltd.......................        37,000           205
 *Siam City Cement Public Co., Ltd. (Foreign)..........       212,888       589,717
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166       524,204
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,510,595
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           659
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400            15
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         4,316
 *Swedish Motors Corp. Public Co., Ltd. (Foreign)......         7,000           582
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         8,537
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     2,122,516
 *Thai Carbon Black Public Co., Ltd. (Foreign).........         5,000         7,704
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       100,900        65,683
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,075
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500       482,534

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960  $    582,939
 *Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        44,640
 Thai Union Frozen Products Co., Ltd...................        80,900       329,426
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100           341
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        92,000       150,360
 *Wattachak Public Co., Ltd. (Foreign).................        24,300         3,029
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,527,753)...................................                  24,643,324
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Thailand Baht (Cost $10).............................                          12
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 12/31/02 (Cost $0).........................        83,666             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $38,527,763)...................................                  24,643,336
                                                                       ------------
SOUTH KOREA -- (9.9%)
COMMON STOCKS -- (9.9%)
 *A-Nam Industrial Co., Ltd............................         9,640        30,173
 *Asia Motors Co., Inc.................................        16,640        13,421
 *Cho Hung Bank Co., Ltd...............................       187,940       168,935
 Chong Kun Dang........................................         1,558        28,259
 Chosun Brewery Co., Ltd...............................         2,870        21,007
 *Daesung Industrial Co., Ltd..........................         1,570        23,941
 *Daewoo Corp..........................................       147,380       379,095
 *Daewoo Electronics Co., Ltd..........................        85,420       233,431
 Daewoo Heavy Industries, Ltd..........................       525,320     2,061,649
 *Daewoo Motor Sales Corp..............................         9,480        28,683
 *Daewoo Securities Co., Ltd...........................        51,800       415,730
 *Dong-Ah Construction Industrial Co., Ltd.............        22,290        38,283
 *Hanjin Heavy Industry Co., Ltd.......................        21,910       141,026
 Hankook Caprolactam Corp..............................           590        27,464
 Hankook Tire Manufacturing Co., Ltd...................        22,060        70,996
 *Hyundai Engineering & Construction Co., Ltd..........        70,112       371,380
 Hyundai Fire & Marine Insurance Co., Ltd..............         5,360        64,096
 *Hyundai Motor Co., Ltd...............................        71,742       961,550
 *Hyundai Securities Co., Ltd..........................        34,944       255,209
 Kookmin Bank..........................................       217,668     1,021,956
 *Korea Chemical Co., Ltd..............................         1,020        26,196
 Korea Electric Power Corp.............................       118,650     2,285,393
 Korea Express Co., Ltd................................         7,340        23,858
 *Korea First Bank Inc., Ltd...........................        11,800        53,697
 *Korea Long Term Credit Bank..........................       111,110       253,252
 Korea Zinc Co., Ltd...................................         8,770       152,736
 *Korean Air...........................................         3,750        17,757
 LG Chemical, Ltd......................................       111,150       936,657
 LG Electronics, Inc...................................       126,160     1,250,462
 LG Information & Communications, Ltd..................        22,780       546,647
 LG Insurance Co., Ltd.................................         1,000        29,775
 Pacific Chemical Co., Ltd.............................         4,330        54,212
 Pohang Iron & Steel Co., Ltd..........................         2,580       111,400
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *S1 Corporation.......................................         1,705  $    249,729
 *SK Corp., Ltd........................................       112,340     1,108,974
 SK Telecom Co., Ltd...................................           133        60,309
 Sam Yang Corp.........................................         3,580        23,531
 Samchully Co., Ltd....................................         1,233        24,343
 *Samsung Aerospace Industrial Co., Ltd................        19,490        78,210
 Samsung Display Devices, Ltd..........................        52,998     1,926,813
 Samsung Electro-Mechanics Co., Ltd....................        56,009       712,474
 Samsung Electronics Co., Ltd..........................        68,083     3,639,107
 *Samsung Fine Chemicals...............................         2,054        19,946
 Samsung Fire & Marine Insurance.......................         3,855     1,002,424
 *Seondo Electric Co., Ltd.............................         8,800        51,698
 *Seoul Bank...........................................        11,800        56,822
 *Shinhan Bank Co., Ltd................................       172,044       759,424
 *Ssangyong Investment Securities Co., Ltd.............        81,945       282,796
 *Ssangyong Motor Co...................................        29,100        38,535
 Ssangyong Oil Refining Co., Ltd.......................        32,080       447,987
 Sungmi Telecom Electronics Co., Ltd...................         1,052        25,245
 Tae Kwang Industrial Co., Ltd.........................           660       185,393
 Tae Young Corp........................................         3,280        48,437
 *Tai Han Electric Wire Co.............................         5,990        23,556
 *Trigem Computer, Inc.................................         3,210        15,586
 Young Poong Mining & Construction Corp................         3,296        48,937
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,307,282)...................................                  22,928,602
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *LG Electronics, Inc. Rights 12/09/98.................        20,862        59,438
 *LG Information & Communications, Ltd. Rights
   12/10/98............................................         9,705        63,869
 *LG Insurance Co., Ltd.
   Rights 12/21/98.....................................           341         3,448
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     126,755
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Korean Won
   (Cost $2)...........................................                           3
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $31,307,284)...................................                  23,055,360
                                                                       ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Africa-Israel Investments, Ltd.......................         2,840       130,090
 *Africa-Israel Investments, Ltd.......................           155        66,562
 *Agis Industries (1983), Ltd..........................        21,736       116,677
 American Israeli Paper Mills, Ltd.....................         3,291       117,379
 Bank Hapoalim B.M.....................................     1,196,240     2,294,551
 Bank Leumi Le-Israel..................................     1,373,369     1,903,648
 *Bezek, Ltd...........................................       701,438     2,046,628
 *Blue Square Chain Stores Properties Investment.......        29,303       346,051
 CLAL Electronics Industries, Ltd......................         3,579       505,483
 CLAL Industries, Ltd..................................       135,350       630,966
 CLAL Insurance, Ltd...................................        38,684       324,861
 Clal Israel, Ltd......................................        29,607       687,281
 Delek Israel..........................................         8,643       233,830
 Elbit Medical Imaging.................................        17,319       178,910

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Elbit Systems, Ltd....................................        17,319  $    209,899
 Elbit, Ltd............................................        17,320        53,635
 *Elite Industries, Ltd................................         5,700       181,135
 Elron Electronic Industries, Ltd......................        19,701       290,004
 First International Bank of Israel....................        48,660       243,789
 First International Bank of Israel, Ltd...............       347,200       347,898
 IDB Bankholding Corp., Ltd............................        36,578       739,148
 IDB Development Corp., Ltd. Series A..................        43,928       907,575
 Industrial Building Corp., Ltd........................       277,150       340,522
 Israel Chemicals, Ltd.................................     1,165,326       984,179
 *Israel Corp. Series A................................         5,500       397,584
 Koor Industries, Ltd..................................        16,466     1,410,282
 *Leumi Holdings Insurance.............................       279,107       150,488
 *M.A. Industries, Ltd.................................       162,937       352,574
 Matav Cable Israel....................................        19,027       174,765
 Osem Investment, Ltd..................................        77,343       329,922
 Property and Building Corp., Ltd......................         3,973       307,105
 Super-Sol, Ltd. Series B..............................       210,226       486,498
 Tadiran, Ltd..........................................        17,306       615,219
 Tambour...............................................        26,898        34,011
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,585,560
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,855,431)...................................                  20,724,709
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Israel Shekel (Cost $2)..............................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,855,433)...................................                  20,724,711
                                                                       ------------
ARGENTINA -- (8.4%)
COMMON STOCKS -- (8.4%)
 Acindar Industria Argentina de Aceros SA Series B.....       164,000       234,562
 *Alpargatas SA Industrial y Comercial.................       150,000        19,504
 Astra Cia Argentina de Petroleos SA...................       336,690       404,101
 Bagley y Cia, Ltd. SA Series B........................       106,228       196,557
 Banco de Galicia y Buenos Aires SA Series A...........       247,526     1,331,930
 *Banco del Sud Sociedad Anonima Series B..............        29,000       122,692
 Banco Frances del Rio de la Plata SA..................       123,936     1,004,062
 *Buenos Aires Embotelladora SA Series B...............           100         7,601
 CIADEA SA.............................................        76,559       120,219
 *Capex SA Series A....................................        18,000       117,021
 *Celulosa Argentina SA Series B.......................        75,000        15,003
 Central Costanera SA Series B.........................        20,000        52,810
 Central Puerto SA Series B............................        16,000        41,607
 Corcemar SA Series B..................................        19,226       107,685
 *Garovaglio y Zorraquin SA............................        28,000        39,207
 *Indupa SA Industrial y Comercial.....................       180,366       131,691
 Irsa Inversiones y Representaciones SA................        73,979       207,179
 Juan Minetti SA.......................................       103,442       331,074
 Ledesma SA............................................       135,378        92,074
 Metrogas SA Series B..................................       403,115       338,678
 Molinos Rio de la Plata SA Series B...................       125,287       303,249
 Naviera Perez Companc SA Series B.....................       540,429     2,810,737
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        94,522
 *Sevel Argentina SA Series C..........................        79,033        41,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Siderar SAIC Series A.................................        21,280  $     63,426
 Siderca SA Series A...................................       714,907     1,043,952
 *Sociedad Comercial del Plata.........................       187,740       123,555
 Telecom Argentina Stet-France SA Series B.............       317,000     1,918,195
 Telefonica de Argentina SA Series B...................       738,000     2,384,169
 Transportadora de Gas del Sur SA Series B.............       398,000       804,105
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     4,868,376
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,371,680)...................................                  19,371,043
                                                                       ------------
CHILE -- (7.4%)
COMMON STOCKS -- (7.4%)
 Banco Bhif Sponsored ADR..............................         6,400        63,200
 Banco de A. Edwards ADR...............................        30,000       363,750
 Banco de Santiago SA Santiago ADR.....................        84,800     1,293,200
 Banco Santander Chile Sponsored ADR...................        52,500       669,375
 Chilgener S.A. ADR....................................        52,400       907,175
 Cia Telecom de Chile ADR..............................       142,000     3,288,187
 Compania Cervecerias Uni ADR..........................        39,400       847,100
 Cristalerias de Chile SA ADR..........................        14,500       201,187
 Distribucion y Servicio D&S S.A. ADR..................        80,500     1,116,937
 Embotelladora Andina SA Andina ADR....................        36,800       561,200
 Embotelladora Andina SA Andina Series B ADR...........        57,700       815,013
 Empresa Nacional de Elec ADR..........................       267,400     2,874,550
 *Empresas Telex S.A. ADR..............................        39,400        66,488
 Enersis S.A. ADR......................................        88,000     2,065,250
 Laboratorio Chile SA Labchile ADR.....................        14,000       243,250
 *Lan Chile SA ADR.....................................        86,400       475,200
 Madeco SA ADR.........................................        24,500       273,328
 *Masisa SA ADR........................................        16,500       135,094
 Santa Isabel S.A. ADR.................................        15,500       132,719
 Sociedad Quimica y Minera Chile ADR...................        15,600       599,625
 Vina Concha y Toro SA Conchatoro ADR..................         8,600       245,100
                                                                       ------------
TOTAL -- CHILE
  (Cost $17,510,985)...................................                  17,236,928
                                                                       ------------
BRAZIL -- (7.0%)
PREFERRED STOCKS -- (4.1%)
 Aracruz Celulose SA Series B..........................       251,999       262,289
 Banco Bradesco SA.....................................   125,095,997       906,221
 Banco do Brasil SA....................................   126,670,000       990,400
 Banco do Estado de Sao Paulo SA.......................     2,500,000       120,945
 Banco Itau SA.........................................     2,850,000     1,589,978
 Brasiliero de Petroleo Ipiranga.......................    12,300,000        88,592
 Brasmotor SA..........................................       600,000        54,951
 *COFAP (Cia Fabricadora De Pecas).....................         5,100        33,124
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       113,909
 Cervejaria Brahma.....................................     2,490,767     1,343,939
 Cia Siderurgica Belgo-Mineira.........................       970,000        29,505
 Cia Vale do Rio Doce Series A.........................        91,160     1,328,354
 Cimento Portland Itau.................................       860,000       108,488
 Companhia Siderurgica de Tubarao Sid Tubarao..........    15,120,000        80,576

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Copene-Petroquimica do Nordeste SA Series A...........       624,000  $     88,288
 Coteminas Cia Tecidos Norte de Minas..................       910,000       121,236
 Duratex SA............................................     2,900,000        77,272
 *Embratel Participacoes SA............................       137,922         2,239
 Ericsson Telecomunicacoes SA..........................    15,480,000       212,680
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        26,510
 *Inepar SA Industria e Construcoes....................   296,400,000       214,718
 Investimentos Itau SA.................................       810,000       573,291
 *Lojas Americanas SA..................................     1,610,000         9,545
 Lojas Renner SA.......................................       800,000        12,670
 Multibras Eletrodomesticos SA.........................       315,000       123,276
 *Paranapanema SA......................................     2,120,000         6,531
 *Renner Participacoes SA..............................       800,000           673
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        49,960
 *Siderurgica Paulista Casipa Series B.................        65,000         8,119
 Suzano de Papel e Celulose............................        54,000        20,683
 *Telecelular Sul Participacoes SA.....................       137,922           310
 *Telecentro Oeste Celular Participacoes SA............       137,922           216
 *Telecentro-Sul Participacoes.........................       137,922         1,607
 Telecomunicacoes Brasileiras SA.......................       137,922            24
 *Teleleste Celular Participacoes SA...................       137,922           114
 *Telemig Celular Participacoes SA.....................       137,922           221
 *Telenordeste Celular Participacoes SA................       137,922           181
 *Telenorte Celular Participacoes SA...................       137,922           110
 *Telenorte Leste Participacoes SA.....................       137,922         2,331
 *Telesp Celular Participacoes.........................       137,922         1,424
 *Telesp Participacoes SA..............................       137,922         3,870
 *Telesudeste Celular Participacoes SA.................       137,922           746
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       141,260
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       568,837
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       102,481
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $11,155,541)...................................                   9,422,694
                                                                       ------------
COMMON STOCKS -- (2.9%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        11,242
 Antarctica Paulista I.B.B.C. Anta.....................         3,000        69,944
 *Banco Bamerindus do Brazil SA........................         2,400        23,981
 Banco Bradesco SA.....................................   167,012,333     1,056,899
 Banco do Estado de Sao Paulo SA.......................     6,800,000       235,545
 *Ceval Alimentos SA...................................    11,610,114        19,238
 Compania de Electricidade da Bahia Coelba.............     3,630,000       136,016
 Embraco SA............................................       130,000        32,474
 Embraer Empresa Brasileira de Aeronautica Series A....     1,700,000        18,544
 *Embratel Participacoes...............................    57,550,000       622,960
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           719
 Gerdau SA.............................................    10,400,000       102,185
 *Lojas Americanas SA..................................    10,520,000        68,325
 *Mannesmann SA........................................       149,000        10,174
 Petroquimica do Sul Copesul...........................     8,276,000       268,824
 *Santista Alimentos SA................................        33,115        22,059
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Siderurgica Nacional Sid Nacional.....................    26,651,000  $    521,498
 Souza Cruz Industria e Comercio.......................        71,000       461,131
 *Tele Celular Sul Participacoes.......................    57,550,000        79,068
 *Tele Centro Oeste Celular Participacoes..............    57,550,000        57,504
 *Tele Leste Celular Participacoes.....................    57,550,000        42,649
 *Tele Norte-Leste Participacoes.......................    57,550,000       507,952
 *Tele Sudeste Celular Participacoes...................    57,550,000       172,512
 *Telecentro Sul Participacoes SA......................    57,550,000       383,360
 Telecomunicacoes Brasileiras SA.......................    57,550,000         6,709
 *Telemig Celular Participacoes........................    57,550,000        67,088
 *Telenordeste Celular Participacoes...................    57,550,000        47,920
 *Telenorte Celular Participacoes......................    57,550,000        29,710
 *Telesp Celular Participacoes SA......................    57,550,000       345,024
 *Telesp Participacoes SA..............................    57,550,000     1,054,240
 VSMA (Cia Vidraria Santa Marina)......................        54,000        85,881
 White Martins SA......................................       208,662       119,885
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,115,075)....................................                   6,681,260
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cia Siderurgica Belgo-Mineira Rights 12/11/98 (Cost
   $0).................................................       485,000           121
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $18,270,616)...................................                  16,104,075
                                                                       ------------
MEXICO -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Altos Hornos de Mexico S.A...........................        97,000        85,279
 Apasco S.A. de C.V....................................        69,000       244,028
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       469,953
 Cementos de Mexico S.A. de C.V. Series B..............       226,000       654,777
 Cementos de Mexico SA de C.V. Series A................         6,780        16,392
 *Cifra S.A. de C.V. Series C..........................       417,000       506,590
 *Cifra S.A. de C.V. Series V..........................       137,180       169,393
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       111,544
 Desc S.A. de C.V. Series B............................       295,000       262,301
 Desc S.A. de C.V. Series C............................         6,905         6,554
 El Puerto de Liverpool S.A. Series C1.................       339,500       400,229
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       163,788
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       701,333
 Fomento Economico Mexicano B & D......................       270,000       631,200
 *Gruma S.A. de C.V. Series B..........................        88,924       219,878
 Grupo Carso S.A. de C.V. Series A-1...................       203,000       636,814
 Grupo Celanese S.A. Series B-1........................       140,000       314,701
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       377,000       441,424
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        14,755
 Grupo Financiero Bancomer S.A. de C.V. Series B.......     1,246,380       224,135
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792           989
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        17,983
 Grupo Financiero Inbursa-C............................       239,699       445,417

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,257  $      4,968
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        18,416
 *Grupo Gigante S.A. Series B..........................       341,400        81,858
 Grupo Industrial Alfa S.A. Series A...................       150,290       375,368
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       621,905
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       204,531
 Grupo Mexico S.A. de C.V. Series B....................       172,000       417,563
 Grupo Modelo S.A. de C.V. Series C....................       312,000       617,173
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000       901,443
 Hylsamex S.A. de C.V. Series B........................        60,000        91,353
 Industrias Penoles S.A. de C.V........................       103,000       318,997
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       613,666
 Organizacion Soriana S.A. de C.V. Series B............       150,000       437,584
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       207,702
 Telefonos de Mexico S.A. Series A.....................        50,000       121,385
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,525,367
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        65,538
 Tubos de Acero de Mexico S.A..........................        17,000       127,379
 Vitro S.A.............................................       121,600       194,375
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,794,393)...................................                  15,686,028
                                                                       ------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
 Akbank................................................    97,247,501     1,986,604
 Akcansa Cimento Sanayi ve Ticaret SA..................    14,800,650       273,093
 Aksa..................................................     7,151,119        86,002
 Aksigorta A.S.........................................     4,050,000       120,099
 Aktas Elektrik Ticaret A.S............................       685,000       155,733
 Alarko Holding........................................       717,620        99,308
 Arcelik A.S...........................................    15,754,208       456,794
 Aygaz.................................................     3,888,960       214,630
 Bekoteknik Sanayi A.S.................................     4,664,661        53,793
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     8,625,000        55,416
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       128,740
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     2,955,000        66,208
 *Cimentas A.S.........................................     1,037,032        39,294
 Cukurova Elektrik A.S.................................       389,000       422,965
 Dogan Sirketler Grubu Holdings A.S....................    32,336,675       266,365
 Doktas................................................       272,000         4,212
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       257,303
 *Eczacibasi Ilac......................................     2,130,940        56,872
 Enka Holding..........................................       806,993       180,809
 Erciyas Biracilik.....................................     2,333,160       171,047
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     4,929,000       263,909
 Good Year Lastikleri A.S..............................     3,272,500        69,008
 Guney Biracilik.......................................     1,004,640        78,617
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hurriyet Gazette......................................    13,474,500  $    173,148
 *Ihlas Holding........................................     1,348,057        77,730
 *Izmir Demir Celik....................................    10,231,500        19,553
 Kartonsan.............................................     1,417,500        43,903
 Kepez Elektrik Ticaret A.S............................        93,000        94,992
 Koc Holding A.S.......................................    12,466,998     1,170,706
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     3,542,000       115,538
 Migros Turk A.S.......................................       734,225       725,758
 *Netas Northern Electric Telekomunikasyon A.S.........     5,044,000        96,393
 Otosan Otomobil A.S...................................     1,026,000       219,736
 *Raks Elektroniks A.S.................................       216,000        30,959
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        30,740
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000         3,469
 Tat Konserve..........................................     1,782,544        58,146
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000        65,733
 *Tofas Turk Otomobil Fabrikasi A.S....................     9,802,375       129,191
 Trakya Cam Sanayii A.S................................     8,270,120        89,922
 Turcas Petrolculuk A.S................................     1,691,018        25,073
 Turk Demir Dokum......................................     4,164,986        34,308
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        11,638
 Turk Sise Cam.........................................    12,475,592       131,538
 *Turkiye Garanti Bankasi A.S..........................    36,000,552       735,431
 Turkiye Is Bankasi A.S. Series C......................   100,432,500     2,812,771
 USAS (Ucak Servisi A.S.)..............................        42,500        55,313
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       302,484
 Yapi ve Kredi Bankasi A.S.............................   103,724,055     1,264,511
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,991,611)...................................                  14,025,505
                                                                       ------------
MALAYSIA -- (5.6%)(##)
COMMON STOCKS -- (5.6%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           153
 *Amsteel Corp. Berhad.................................       264,000        25,768
 *Aokam Perdana Berhad.................................        10,000         1,133
 Ban Hin Lee Bank Berhad...............................        20,000        17,238
 Bandar Raya Developments Berhad.......................        23,000         4,575
 Batu Kawan Berhad.....................................       151,000       127,919
 Berjaya Group Berhad..................................        94,000        11,252
 Berjaya Leisure Berhad................................        91,000        31,004
 Berjaya Sports Toto Berhad............................        79,000        63,433
 Carlsberg Brewery Malaysia Berhad.....................        79,000       135,304
 Commerce Asset Holding Berhad.........................       288,200       144,896
 Country Heights Holdings Berhad.......................        40,000        22,247
 DCB Sakura Merchant New Shares........................         4,100         1,155
 *Ekran Berhad.........................................       108,000        26,453
 Genting Berhad........................................       259,000       383,969
 Golden Hope Plantations Berhad........................       521,000       299,359
 Guiness Anchor Berhad.................................       105,000        75,028
 Highlands and Lowlands Berhad.........................       314,000       144,567
 Hong Leong Bank Berhad................................       213,125        92,629
 Hong Leong Credit Berhad..............................       232,300       126,631
 IOI Corp. Berhad......................................       439,000       168,971
 Jaya Tiasa Holdings Berhad............................        96,000        84,862
 Kuala Lumpur Kepong Berhad............................       293,500       286,473
 *Land - General Berhad................................        35,000         6,381
 *Leisure Management Berhad............................        35,000       110,866

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lion Land Berhad......................................         1,000  $        106
 *MBF Holdings Berhad..................................       141,000         8,309
 MNI Holdings Berhad...................................        10,000         8,177
 Magnum Corp. Berhad...................................       779,500       219,638
 Malakoff Berhad.......................................       103,000       130,884
 Malayan Banking Berhad................................       846,000       934,807
 Malayan United Industries Berhad......................        70,000         9,475
 Malaysian Airlines System.............................       298,000       136,103
 Malaysian International Shipping Corp. (Foreign)......        85,666        70,678
 Malaysian Oxygen Berhad...............................        22,000        31,197
 Malaysian Pacific Industries..........................        28,000        27,330
 *Multi-Purpose Holdings Berhad........................        86,000        15,600
 Nestle (Malaysia) Berhad..............................       121,000       316,427
 Notth Borneo Timbers Berhad...........................         8,000        10,166
 Oriental Holdings Berhad..............................       167,880       160,769
 Oyl Industries Berhad.................................        47,000        81,363
 Perlis Plantations Berhad.............................       190,500       150,155
 Perusahaan Otomobil Nasional Berhad...................       282,000       255,514
 Petronas Dagangan Berhad..............................       147,000        94,751
 Petronas Gas Berhad...................................       943,000     1,311,169
 Phileo Land Berhad....................................        27,000         6,564
 Public Bank Berhad (Foreign)..........................     1,107,799       338,664
 RHB Capital Berhad....................................       867,000       328,917
 RJ Reynolds Berhad....................................       135,000        99,448
 Ramatex Berhad........................................       222,000       148,000
 *Rashid Hussain Berhad................................        50,000        27,993
 *Renong Berhad........................................       460,000       107,587
 Resorts World Berhad..................................       567,000       432,298
 Rothmans of Pall Mall Malaysia Berhad.................       148,000       539,668
 Sarawak Enterprise Corp. Berhad.......................       412,000       106,983
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       118,939
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800       788,057
 Southern Bank Berhad (Foreign)........................       114,750        37,405
 Technology Resources (Industries) Berhad..............       264,000       104,530
 Telekom Malaysia Berhad...............................     1,305,000     1,790,470
 Tenaga Nasional Berhad................................     1,146,000     1,065,801
 *Time Engineering Berhad..............................       276,000        53,370
 Tractors Malaysia Holdings Berhad.....................        22,000         6,280
 *United Engineering (Malaysia) Berhad.................       165,198        85,793
 YTL Corp. Berhad......................................       624,250       501,239
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,801,818)...................................                  13,052,890
                                                                       ------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
 *PT Asahimas Flat Glass Co., Ltd......................        75,000         4,798
 *PT Astra International Tbk...........................     1,003,000       131,707
 *PT Bakrie & Brothers Tbk.............................     1,259,000        33,912
 *PT Bank Danamon (Foreign)............................     1,121,000        26,421
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Bank International Indonesia
     (Foreign).........................................     1,855,993  $     68,740
 *PT Bank Niaga Tbk....................................       151,380         6,116
 *PT Barito Pacific Timber.............................       910,000        42,895
 PT Bimantara Citra....................................       589,000        23,798
 *PT Charoen Pokphand Tbk..............................        95,000         2,879
 *PT Ciputra Development Tbk...........................       262,000         7,939
 PT Citra Marga Nusaphala Persada......................       960,000        35,555
 *PT Dankos Laboratories...............................        21,000           778
 PT Duta Pertiwi.......................................       200,000         4,714
 *PT Gajah Tunggal Tbk.................................     2,058,000        69,293
 *PT Gt Kabel Indonesia Tbk............................       212,000         3,569
 *PT GT Petrochem Industries Tbk.......................        70,000         1,650
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500       327,655
 *PT Hero Supermarket Tbk..............................        78,000        11,556
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601       800,372
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       457,083
 *PT Indofood Sukses Makmur............................       930,280       460,440
 *PT Indorama Synthetics Tbk...........................       365,580        48,005
 PT Indosat Tbk........................................       600,500       865,364
 *PT Inti Indorayo Utama...............................       257,000        11,249
 *PT Jakarta International Hotel and
     Development Tbk...................................       362,500        13,426
 *PT Japfa Comfeed Indonesia Tbk.......................        29,000           488
 *PT Jaya Real Property................................       305,000        12,323
 *PT Kalbe Farma Tbk...................................       150,000        10,101
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        15,086
 *PT Lippo Bank (Foreign)..............................       557,000        52,512
 *PT Lippo Land Development Tbk........................       174,000         7,616
 *PT Matahari Putra Prima Tbk..........................       314,000        10,572
 PT Mayorah Indah......................................       288,720        18,470
 *PT Modern Photo Tbk..................................       154,000        10,630
 PT Mulia Industrindo..................................       850,680        37,235
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       167,603
 *PT Pakuwon Jati Tbk..................................       312,000         3,152
 *PT Panasia Indosyntec Tbk............................       103,600         2,791
 *PT Pdni Tbk..........................................     1,379,000        13,929
 PT Perusahaan Rokok Tjap Gudang
     Garam.............................................       961,500     1,243,147
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        34,010
 *PT Putra Surya Perkasa Tbk...........................     1,296,000        13,091
 *PT Sari Husada Tbk...................................        13,440         4,548
 *PT Semen Cibinong Tbk................................       231,000        10,111
 PT Semen Gresik.......................................       385,500       430,928
 *PT Summarecon Agung..................................        87,838         1,922
 PT Tambang Timah (Persero) Tbk........................       327,000       255,433
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     1,584,164
 *PT Tempo Scan Pacific................................        19,500           919
 PT Tigaraksa Satria Tbk...............................        25,200         3,903
 *PT Unggul Indah Corp. Tbk............................       110,000        14,815
 *PT United Tractors...................................        15,000         1,010
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,011,241)...................................                   7,420,423
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 03/31/03, valued at $3,087,306) to be
   repurchased at $3,024,416.
   (Cost $3,024,000)...................................  $      3,024  $  3,024,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $298,836,257)++.....                 231,835,900
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
 Receivable for Dividends, Interest and Tax Reclaims...                     260,530
 Receivable for Investment Securities Sold.............                      12,041
 Receivable for Fund Shares Sold.......................                      13,076
 Payable for Investment Securities Purchased...........                    (162,513)
 Payable for Fund Shares Redeemed......................                    (237,272)
 Other Liabilities in Excess of Other Assets...........                     (89,508)
                                                                       ------------
                                                                           (203,646)
                                                                       ------------
NET ASSETS (100.0%)....................................                $231,632,254
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $300,756,658.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $477)..................................  $   4,336
    Interest...........................................................................        475
                                                                                         ---------
        Total Investment Income........................................................      4,811
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................        220
    Accounting & Transfer Agent Fees...................................................        270
    Custodian's Fee....................................................................        623
    Legal Fees.........................................................................          3
    Audit Fees.........................................................................          4
    Shareholders' Reports..............................................................          4
    Trustees' Fees and Expenses........................................................          1
    Other..............................................................................         31
                                                                                         ---------
        Total Expenses.................................................................      1,156
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................      3,655
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Loss on Investment Securities.............................................    (23,765)

Net Realized Loss on Foreign Currency Transactions.....................................       (370)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (9,240)
    Translation of Foreign Currency Denominated Amounts................................          9
                                                                                         ---------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................    (33,366)
                                                                                         ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ (29,711)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR ENDED   YEAR ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1998         1997
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     3,655  $     3,681
    Net Realized Gain (Loss) on Investment Securities.......................................      (23,765)         153
    Net Realized Gain (Loss) on Foreign Currency Transactions...............................         (370)         693
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........................................       (9,240)     (61,201)
        Translation of Foreign Currency Denominated Amounts.................................            9          (19)
                                                                                              -----------  -----------
        Net Decrease in Net Assets Resulting from Operations................................      (29,711)     (56,693)
                                                                                              -----------  -----------
Transactions in Interest:
    Contributions...........................................................................       79,412      130,588
    Withdrawals.............................................................................      (39,010)     (15,029)
                                                                                              -----------  -----------
        Net Increase From Transactions in Interest..........................................       40,402      115,559
                                                                                              -----------  -----------
        Total Increase......................................................................       10,691       58,866
NET ASSETS
    Beginning of Period.....................................................................      220,941      162,075
                                                                                              -----------  -----------
    End of Period...........................................................................  $   231,632  $   220,941
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    APRIL 25
                                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     TO NOV.
                                             1998         1997         1996         1995       30, 1994
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period....         N/A+         N/A+         N/A+         N/A+         N/A+
                                          ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................          --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......          --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................          --           --           --           --           --
  Net Realized Gains....................          --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------
  Total Distributions...................          --           --           --           --           --
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........         N/A+         N/A+         N/A+         N/A+         N/A+
                                          ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------
Total Return............................         N/A+         N/A+         N/A+         N/A+         N/A+

Net Assets, End of Period (thousands)...  $  231,632   $  220,941   $  162,075   $   49,351   $   15,724
Ratio of Expenses to Average Net
  Assets................................        0.53%        0.54%        0.66%        0.87%        1.49%*
Ratio of Net Investment Income to
  Average Net Assets....................        1.66%        1.63%        1.63%        1.70%        0.56%*
Portfolio Turnover Rate.................        9.76%        0.54%        0.37%        8.17%        1.28%*

--------------

*  Annualized

+  Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...............................................  $  67,933
Sales...................................................     21,083

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $   33,989
Gross Unrealized Depreciation.........................    (102,910)
                                                        ----------
Net...................................................  $  (68,921)
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The Emerging Markets Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The Emerging Markets Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999